Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of revenue

Details of revenue are as follows:

For the three months ended March 31,	2025	2024

Acquisition services	$2,413	$478
Value-added data	514	255
Software and solutions	1,335	942
	$4,262	$1,675

Primary geographical market
United States	$619	$384
Asia/Pacific	2,453	497
Europe	1,190	794
	$4,262	$1,675

Timing of revenue recognition
Upon delivery	$725	$421
Services overtime	3,537	1,254
	$4,262	$1,675

Schedule of changes in contract acquisition costs

Changes in contract acquisition costs are as follows:

	March 31,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	7	496
Amortization	(95)	(416)
Contract acquisition costs, end of period	$106	$194